ACQUISITIONS	12 Months Ended
Dec. 31, 2018
ACQUISITIONS
ACQUISITIONS

13.    Acquisitions

Significant accounting judgements and estimates

Expected future cash flows used to determine the fair value of, inter alia, property, plant and equipment and contingent consideration are inherently uncertain and could materially change over time. The fair value is significantly affected by a number of factors including reserves and production estimates, together with economic factors such as the expected commodity price, foreign currency exchange rates, and estimates of production costs, future capital expenditure and discount rates.

Accounting policy

Business combinations

The acquisition method of accounting is used to account for business combinations by the Group. The consideration transferred for the acquisition of a business is the fair value of the assets transferred, the liabilities incurred and the equity interests issued by the Group. The consideration transferred includes the fair value of any asset or liability resulting from a contingent consideration arrangement. Any contingent consideration is measured at fair value at the date of acquisition. Acquisition-related costs are expensed as incurred. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date.

On an acquisition-by-acquisition basis, the Group recognises any non-controlling interest in the acquiree either at fair value or at the non-controlling interest’s proportionate share of the acquiree’s net assets. Subsequently, the carrying amount of non-controlling interest is the amount of the interest at initial recognition plus the non-controlling interest’s share of the subsequent changes in equity, plus or minus changes in the portion of interest of the equity of the subsidiary not attributable, directly or indirectly, to Sibanye-Stillwater shareholders.

The excess of the consideration transferred, the amount of any non-controlling interest in the acquiree and the acquisition-date fair value of any previous equity interest in the acquiree over the fair value of the identifiable net assets acquired is recorded as goodwill. If this is less than the fair value of the net assets of the subsidiary acquired in the case of a bargain purchase, the difference is a gain recognised directly in profit or loss.

13.1   DRDGOLD acquisition

On 22 November 2017, Sibanye-Stillwater announced that it had entered into various agreements with DRDGOLD in terms of which, Sibanye-Stillwater will exchange selected surface gold processing assets and TSF (the “Far West Gold Recoveries”, previously known as the WRTRP) for approximately 265 million newly issued DRDGOLD shares (the DRDGOLD Transaction), or 38.05% of the issued share capital of DRDGOLD. In addition, pursuant to the DRDGOLD Transaction, Sibanye-Stillwater has an option to subscribe for a sufficient number of DRDGOLD ordinary shares to attain a 50.1% shareholding in DRDGOLD at a 10% discount to the 30 day volume weighted average traded price.

Sibanye-Stillwater received approval for the DRDGOLD Transaction from the South African competition authorities in accordance with the Competition Act and on 19 July 2018 all the conditions precedent to the DRDGOLD Transaction were fulfilled. Sibanye-Stillwater obtained control (38.05%) of DRDGOLD on this date. The effective date of the implementation of the DRDGOLD Transaction was 31 July 2018, when Sibanye-Stillwater was issued the newly issued DRDGOLD shares.

DRDGOLD has a 30 June year end and is consolidated from 31 July 2018 based on its results to 31 December 2018. For the five months ended 31 December 2018, DRDGOLD contributed revenue of R1,047.5 million and a net loss of R39.9 million to the Group’s results, before Sibanye-Stillwater Group adjustments.

The purchase price allocation (PPA) has been prepared on a provisional basis in accordance with IFRS 3. If new information obtained within one year of the acquisition date, in particular relating to contingent liabilities, about facts and circumstances that existed at the acquisition date, identifies adjustments to the below amounts or any additional provisions that existed at the date of acquisition, then the accounting for the acquisition will be revised.

Acquisition related costs

The Group incurred acquisition related costs of R25.0 million on advisory and legal fees. These costs are recognised as transaction costs in profit or loss.

Identifiable assets acquired and liabilities assumed

The following table summarises the recognised fair value of assets acquired and liabilities assumed at the acquisition date:

Figures in million	Notes	2018
Property, plant and equipment[1]	12	1,443.2
Environmental rehabilitation obligation funds	17	244.7
Other non-current assets		28.7
Inventories		243.5
Trade and other receivables		138.4
Cash and cash equivalents		282.8
Environmental rehabilitation obligation and other provisions	25	(672.7)
Deferred tax liabilities	9.3	(132.2)
Other non-current liabilities		(54.9)
Trade and other payables		(337.1)
Other current liabilities		(17.6)
Total fair value of identifiable net assets acquired		1,166.8

[1] The fair value of property, plant and equipment was based on the expected discounted cash flows of the expected ore reserves and costs to extract the ore discounted at a real discount rate of 9.3% and an average gold price of R580,000/kg.

Goodwill

Goodwill arising from the acquisition has been recognised as follows:

Figures in million	Note	SA rand
Transaction with DRDGOLD shareholders (Consideration)[1]		261.4
Fair value of identifiable net assets acquired		(1,166.8)
Non-controlling interest, based on the proportionate interest in the recognised amounts of assets and liabilities[2]		940.3
Goodwill	14	34.9

[1] The purchase consideration was calculated as 61.95% of the fair value of Far West Gold Recoveries assets and liabilities. The fair value of assets and liabilities, excluding property, plant and equipment, approximate the carrying value. The fair value of property, plant and equipment was based on the expected discounted cash flows of the expected ore reserves and costs to extract the ore discounted at a real discount rate of 13.8%, an average gold price of R580,000/kg. Although Sibanye-Stillwater exchanged (i.e. disposed) the Far West Gold Recoveries assets and liabilities, the Group effectively retains control. The transaction with DRDGOLD shareholders, therefore, represents the difference between 61.95% of the fair value and carrying value of Far West Gold Recoveries assets and liabilities.

[2] Non-controlling interest was based on the proportionate interest (of 61.95%) in the carrying value of the Far West Gold Recoveries assets and liabilities, and fair value of the DRDGOLD net assets and liabilities acquired.

The goodwill is attributable to DRDGOLD’s proven surface retreatment capabilities.

Refer to note 14 for the allocation of goodwill. None of the goodwill recognised is expected to be deducted for tax purposes.

13.2   Stillwater acquisition

On 9 December 2016, Sibanye-Stillwater announced it had reached a definitive agreement to acquire Stillwater Mining Company (Stillwater) for US$18 per share in cash, or US$2,200 million in aggregate (the Stillwater Transaction). On 25 April 2017, at the shareholders meeting of Sibanye-Stillwater, the Sibanye-Stillwater shareholders approved the proposed Stillwater Transaction by voting in favour of the various resolutions to give effect to the Stillwater Transaction and at the shareholders meeting of Stillwater, the requisite majority of Stillwater shareholders resolved to approve the Stillwater Transaction. Sibanye-Stillwater obtained control (100%) of Stillwater on this date. The effective date of the implementation of the Stillwater Transaction was 4 May 2017, when Sibanye-Stillwater took over legal ownership of Stillwater.

For the eight months ended 31 December 2017, Stillwater contributed revenue of US$688.3 million (R9,161.6 million) and a profit of US$152.4 million (R2,028.1 million) to the Group’s results.

At 25 April 2017, the PPA was prepared on a provisional basis in accordance with IFRS 3. During the re-measurement period, the Group received new information relating to exploration and evaluation assets that existed at acquisition date, and adjustments were made to the provisional calculation of the fair values resulting in a decrease of US$9.4 million (R123.7 million) in the fair value of property, plant and equipment, a decrease of US$3.6 million (R46.7 million) to the net deferred tax liabilities, and an increase of US$5.8 million (R77.0 million) in the reported value of goodwill. Accordingly, the PPA was restated as required by IFRS 3.

Consideration

The consideration paid is as follows:

Figures in million	Note	US dollar	SA rand
Cash		2,080.7	27,174.5
Liability raised in respect of dissenting shareholders	18.2	104.5	1,364.3
Settlement of share-based payment awards (cash)		16.2	211.9
Total consideration		2,201.4	28,750.7

Acquisition related costs

The Group incurred acquisition related costs of R528.5 million on advisory and legal fees. These costs are recognised as transaction costs in profit or loss.

Identifiable assets acquired and liabilities assumed

The following table summarises the recognised fair value of assets acquired and liabilities assumed at the acquisition date:

Figures in million	Notes	US dollar	SA rand
Property, plant and equipment	12	2,293.2	29,948.6
Other non-current assets		6.9	90.8
Inventories		159.7	2,085.4
Current investments		278.9	3,642.2
Cash and cash equivalents		137.2	1,792.2
Other current assets		37.3	487.3
Borrowings		(454.6)	(5,937.6)
Environmental rehabilitation obligation	25	(23.9)	(312.1)
Deferred tax liabilities	9.3	(573.2)	(7,486.3)
Other non-current liabilities		(19.9)	(260.3)
Trade and other payables		(88.1)	(1,150.1)
Other current liabilities		(1.8)	(23.3)
Total fair value of identifiable net assets acquired[1]		1,751.7	22,876.8

[1] The fair value of assets and liabilities excluding property, plant and equipment, inventories and borrowings approximate the carrying value. The fair value of property, plant and equipment was based on the expected discounted cash flows of the expected ore reserves and costs to extract the ore discounted at a real discount rate of 8.6% for the Stillwater and East Boulder mines and Columbus metallurgical complex, and 10.3% for the Blitz project, an average platinum price of US$1,375/oz and an average palladium price of US$880/oz. The fair value of borrowings (Convertible Debentures) was based on the settlement price.

Goodwill

Goodwill arising from the acquisition has been recognised as follows:

Figures in million	Note	US dollar	SA rand
Consideration		2,201.4	28,750.7
Fair value of identifiable net assets		(1,751.7)	(22,876.8)
Goodwill	14	449.7	5,873.9

The goodwill is attributable to the talent and skills of Stillwater’s workforce.

Refer to note 14 for the allocation of goodwill. None of the goodwill recognised is expected to be deducted for tax purposes.